Quarterly Holdings Report
for

Fidelity® Limited Term Government Fund

February 28, 2021

ISG-QTLY-0421
1.968340.107

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 87.7%
	Principal Amount	Value
U.S. Government Agency Obligations - 2.5%
Fannie Mae 0.625% 4/22/25	319,000	319,713
Federal Farm Credit Bank 0.375% 4/8/22	11,200,000	11,231,413
		11,551,126
U.S. Treasury Obligations - 85.0%
U.S. Treasury Bonds 1.875% 2/15/51	1,249,000	1,182,647
U.S. Treasury Notes:
0.125% 5/31/22	$5,647,000	$5,647,882
0.125% 6/30/22	26,984,000	26,993,487
0.125% 7/31/22	1,000,000	1,000,117
0.125% 8/31/22	7,700,000	7,700,301
0.125% 9/30/22	34,300,000	34,302,680
0.125% 10/31/22	5,260,000	5,260,000
0.125% 8/15/23	1,320,000	1,317,783
0.125% 10/15/23	574,000	572,565
0.125% 2/15/24	279,000	277,779
0.25% 7/31/25	17,354,000	17,086,233
0.25% 9/30/25	14,373,000	14,116,981
0.25% 10/31/25	5,600,000	5,494,781
0.375% 3/31/22	72,200,000	72,397,424
0.375% 4/30/25	18,223,000	18,092,734
0.375% 12/31/25	1,226,000	1,207,323
1.125% 2/28/22	4,910,000	4,960,826
1.125% 2/29/28	26,932,000	26,957,249
1.375% 1/31/22	34,000,000	34,406,406
1.375% 1/31/25	2,300,000	2,378,613
1.5% 9/30/21	10,372,000	10,459,514
1.5% 9/30/24	7,921,000	8,227,939
1.5% 10/31/24	3,410,000	3,542,271
1.5% 1/31/27	144,000	148,843
1.625% 11/15/22	779,000	798,871
1.625% 9/30/26	552,000	575,180
1.75% 7/31/21	900,000	906,363
1.75% 6/30/22 (a)(b)	12,447,000	12,719,764
1.75% 7/31/24	7,660,000	8,019,063
1.875% 7/31/22	7,869,000	8,063,573
1.875% 9/30/22 (a)	2,900,000	2,980,316
1.875% 10/31/22	2,508,000	2,580,595
2% 5/31/24	4,240,000	4,468,397
2.125% 5/31/21	6,800,000	6,834,579
2.125% 3/31/24	3,706,000	3,913,449
2.375% 4/15/21	7,830,000	7,852,206
2.5% 1/15/22	26,569,000	27,129,440
2.625% 12/31/23	12,515,000	13,351,941
		403,926,115
Other Government Related - 0.2%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,050,000	1,093,260
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $413,141,301)		416,570,501

U.S. Government Agency - Mortgage Securities - 1.5%
Fannie Mae - 0.9%
12 month U.S. LIBOR + 1.360% 1.981% 10/1/35 (c)(d)	2,823	2,941
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (c)(d)	4,871	5,094
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (c)(d)	1,416	1,480
12 month U.S. LIBOR + 1.550% 2.498% 2/1/44 (c)(d)	5,198	5,428
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (c)(d)	1,190	1,252
12 month U.S. LIBOR + 1.550% 2.591% 5/1/44 (c)(d)	8,611	8,994
12 month U.S. LIBOR + 1.560% 2.359% 2/1/44 (c)(d)	8,232	8,603
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (c)(d)	4,653	4,876
12 month U.S. LIBOR + 1.570% 2.445% 5/1/44 (c)(d)	3,623	3,786
12 month U.S. LIBOR + 1.580% 1.955% 1/1/44 (c)(d)	6,757	7,063
12 month U.S. LIBOR + 1.580% 3.58% 4/1/44 (c)(d)	4,783	4,990
12 month U.S. LIBOR + 1.590% 3.433% 4/1/44 (c)(d)	25,805	26,986
12 month U.S. LIBOR + 1.620% 2.491% 3/1/33 (c)(d)	6,355	6,624
12 month U.S. LIBOR + 1.640% 2.727% 6/1/47 (c)(d)	10,063	10,671
12 month U.S. LIBOR + 1.670% 2.551% 11/1/36 (c)(d)	10,297	10,820
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (c)(d)	1,557	1,641
12 month U.S. LIBOR + 1.750% 2.577% 7/1/35 (c)(d)	1,396	1,465
12 month U.S. LIBOR + 1.770% 2.146% 2/1/37 (c)(d)	23,216	24,466
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (c)(d)	17,743	18,612
12 month U.S. LIBOR + 1.810% 3.141% 2/1/42 (c)(d)	15,056	15,793
12 month U.S. LIBOR + 1.890% 2.921% 8/1/35 (c)(d)	10,189	10,743
12 month U.S. LIBOR + 1.890% 3.88% 4/1/36 (c)(d)	20,992	22,102
6 month U.S. LIBOR + 1.510% 1.792% 2/1/33 (c)(d)	1,405	1,455
6 month U.S. LIBOR + 1.530% 2.025% 3/1/35 (c)(d)	2,843	2,957
6 month U.S. LIBOR + 1.530% 2.211% 12/1/34 (c)(d)	2,598	2,700
6 month U.S. LIBOR + 1.540% 1.795% 4/1/33 (c)(d)	16,233	16,843
6 month U.S. LIBOR + 1.550% 1.828% 10/1/33 (c)(d)	2,126	2,208
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (c)(d)	1,702	1,773
U.S. TREASURY 1 YEAR INDEX + 2.190% 2.503% 7/1/36 (c)(d)	10,138	10,586
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (c)(d)	1,047	1,101
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (c)(d)	2,883	3,028
U.S. TREASURY 1 YEAR INDEX + 2.300% 2.553% 12/1/32 (c)(d)	42,295	44,361
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.826% 12/1/32 (c)(d)	92,195	96,349
3% 9/1/32 to 7/1/33	574,659	612,762
3.5% 7/1/32	602,137	647,003
4% 7/1/46 to 10/1/46	1,466,813	1,625,815
4.5% 11/1/25 to 6/1/41	398,534	440,094
5.5% 8/1/25	28,284	29,526
6% to 6% 1/1/34 to 6/1/36	216,142	253,959
6.5% 2/1/22 to 8/1/36	215,785	251,904
		4,248,854
Freddie Mac - 0.3%
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (c)(d)	3,873	4,055
12 month U.S. LIBOR + 1.600% 2.6% 7/1/35 (c)(d)	5,155	5,418
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (c)(d)	50,629	53,157
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (c)(d)	1,387	1,458
12 month U.S. LIBOR + 1.880% 2.38% 10/1/41 (c)(d)	50,592	53,174
12 month U.S. LIBOR + 1.890% 2.664% 10/1/42 (c)(d)	19,084	20,139
12 month U.S. LIBOR + 2.040% 2.569% 3/1/33 (c)(d)	214	224
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (c)(d)	9,297	9,839
6 month U.S. LIBOR + 1.660% 1.956% 7/1/35 (c)(d)	30,526	31,818
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (c)(d)	2,024	2,122
6 month U.S. LIBOR + 1.840% 2.72% 2/1/37 (c)(d)	908	954
6 month U.S. LIBOR + 1.850% 2.438% 10/1/36 (c)(d)	23,462	24,580
6 month U.S. LIBOR + 1.860% 2.401% 10/1/35 (c)(d)	13,816	14,468
6 month U.S. LIBOR + 2.010% 2.26% 5/1/37 (c)(d)	2,836	2,976
6 month U.S. LIBOR + 2.010% 2.26% 5/1/37 (c)(d)	4,229	4,438
6 month U.S. LIBOR + 2.680% 2.933% 10/1/35 (c)(d)	1,181	1,245
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.967% 6/1/33 (c)(d)	17,269	18,132
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.73% 4/1/34 (c)(d)	28,775	30,309
U.S. TREASURY 1 YEAR INDEX + 2.310% 2.41% 2/1/36 (c)(d)	203	212
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.973% 7/1/35 (c)(d)	13,401	14,144
3% 4/1/33 to 7/1/33	832,340	888,757
3.5% 7/1/32	200,855	215,888
5% 9/1/35	807	922
6% 1/1/24	16,904	17,754
6.5% 12/1/21	1,411	1,434
9.5% 12/1/22	9	9
		1,417,626
Ginnie Mae - 0.3%
6% 6/15/36	187,681	218,406
8% 12/15/23	6,606	6,931
3.5% 2/20/50 to 11/20/50	582,375	619,705
4% 7/20/47	628,691	680,031
4.5% 3/20/47	81,519	89,546
4.7% 1/20/62 (c)(e)	29	28
4.7% 2/20/62 (c)(e)	3,613	3,648
5.47% 8/20/59 (c)(e)	102	105
		1,618,400
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,912,079)		7,284,880

Asset-Backed Securities - 0.0%
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.1065% 5/25/29 (Cost $102,335)(c)(d)	$101,600	$101,739

Collateralized Mortgage Obligations - 4.0%
U.S. Government Agency - 4.0%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 0.61% 4/25/24 (c)(d)	46,965	46,677
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.0976% 8/25/31 (c)(d)	20,198	20,619
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 0.7083% 11/18/31 (c)(d)	20,986	21,281
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1176% 4/25/32 (c)(d)	4,412	4,523
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 0.5676% 11/25/32 (c)(d)	136,535	137,253
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.1176% 11/25/32 (c)(d)	9,037	9,266
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.0476% 6/25/36 (c)(d)	259,643	265,277
planned amortization class Series 2005-64 Class PX, 5.5% 6/25/35	40,700	43,713
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	18,353	19,204
Series 2004-52 Class KZ, 5.5% 7/25/34	429,041	489,387
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	86,813	5,030
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.0376% 3/25/36 (c)(d)	178,098	182,868
Series 2011-67 Class AI, 4% 7/25/26 (f)	23,683	1,263
Freddie Mac:
floater:
Series 2448 Class FT, 1 month U.S. LIBOR + 1.000% 1.1123% 3/15/32 (c)(d)	22,032	22,521
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 0.5123% 11/15/32 (c)(d)	29,747	29,934
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 0.7123% 2/15/32 (c)(d)	11,870	12,057
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0123% 2/15/33 (c)(d)	68,697	70,231
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 0.5123% 3/15/34 (c)(d)	80,146	80,856
planned amortization class Series 3415 Class PC, 5% 12/15/37	29,310	32,756
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	67,925	74,402
Series 2004-2802 Class ZG, 5.5% 5/15/34	367,175	423,160
Series 2004-2862 Class NE, 5% 9/15/24	286,519	299,024
Series 2145 Class MZ, 6.5% 4/15/29	83,789	95,942
Series 2357 Class ZB, 6.5% 9/15/31	67,530	78,529
Series 3745 Class KV, 4.5% 12/15/26	329,135	336,016
Series 3859 Class JZ, 5% 5/15/41	470,005	527,419
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4335 Class AL, 4.25% 3/15/40	58,823	59,213
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 0.6111% 7/20/37 (c)(d)	43,783	44,413
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.5911% 1/20/38 (c)(d)	11,218	11,367
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 0.9711% 8/20/38 (c)(d)	89,895	91,845
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.0111% 9/20/38 (c)(d)	73,023	74,702
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7074% 11/16/39 (c)(d)	48,885	49,718
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 0.6374% 12/16/39 (c)(d)	33,731	34,256
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4575% 7/20/60 (c)(d)(e)	583,672	582,535
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4439% 9/20/60 (c)(d)(e)	702,654	700,897
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4439% 8/20/60 (c)(d)(e)	700,954	699,280
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.5239% 12/20/60 (c)(d)(e)	241,109	240,962
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 12/20/60 (c)(d)(e)	305,059	305,696
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 2/20/61 (c)(d)(e)	464,731	465,449
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6339% 2/20/61 (c)(d)(e)	599,636	600,506
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 4/20/61 (c)(d)(e)	253,836	254,381
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6439% 5/20/61 (c)(d)(e)	353,165	353,923
Class FC, 1 month U.S. LIBOR + 0.500% 0.6439% 5/20/61 (c)(d)(e)	283,791	284,401
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6739% 6/20/61 (c)(d)(e)	331,839	332,726
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7439% 10/20/61 (c)(d)(e)	354,121	355,624
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8439% 11/20/61 (c)(d)(e)	338,002	340,186
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8439% 1/20/62 (c)(d)(e)	245,733	247,232
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7739% 1/20/62 (c)(d)(e)	342,115	343,763
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7739% 3/20/62 (c)(d)(e)	216,019	216,961
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7939% 5/20/61 (c)(d)(e)	3,166	3,183
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.4239% 5/20/63 (c)(d)(e)	8,479	8,457
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3439% 4/20/63 (c)(d)(e)	4,446	4,427
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5439% 12/20/62 (c)(d)(e)	8,511	8,510
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3611% 10/20/47 (c)(d)	273,795	273,775
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4111% 5/20/48 (c)(d)	286,341	286,838
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4111% 6/20/48 (c)(d)	353,501	354,203
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.5611% 9/20/49 (c)(d)	934,928	943,240
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.5611% 8/20/49 (c)(d)	1,899,457	1,912,808
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	204,360	217,091
Series 2017-134 Class BA, 2.5% 11/20/46	56,527	59,374
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	10,676	10,703
Series 2013-H26 Class HA, 3.5% 9/20/63 (e)	309,225	312,139
Series 2014-H04 Class HA, 2.75% 2/20/64 (e)	620,527	642,102
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	294,524	299,507
Series 2018-H12 Class HA, 3.25% 8/20/68 (e)	1,065,806	1,124,211
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	1,471	1,491
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	4,730	5,144
Series 2012-64 Class KI, 3.5% 11/20/36 (f)	3,179	3
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5185% 4/20/39 (c)(g)	18,517	19,405
Class ST, 8.800% - 1 month U.S. LIBOR 8.6518% 8/20/39 (c)(g)	37,187	38,143
Series 2013-H08 Class MA, 3% 3/20/63 (e)	44,332	44,713
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(e)	59,186	59,734
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.61% 5/20/66 (c)(d)(e)	1,119,317	1,111,954
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.46% 8/20/66 (c)(d)(e)	1,171,983	1,160,713
		18,921,112
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,743,921)		18,921,112

Foreign Government and Government Agency Obligations - 3.2%
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,058,000	12,518,435
5.5% 12/4/23	4,000	4,573
Ukraine Government 1.471% 9/29/21	2,891,000	2,908,729
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,777,307)		15,431,737
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.07% (h)
(Cost $20,365,105)	20,361,060	20,365,132

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	900,000	$28,543
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	3,000,000	111,842
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	1,000,000	32,874

TOTAL PUT OPTIONS			173,259

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	900,000	21,756
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	3,000,000	57,182
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	1,000,000	22,510

TOTAL CALL OPTIONS			101,448

TOTAL PURCHASED SWAPTIONS
(Cost $279,218)			274,707
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $474,321,266)			478,949,808
NET OTHER ASSETS (LIABILITIES) - (0.8)%			(3,829,613)
NET ASSETS - 100%			$475,120,195

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	1,800,000	$(100,623)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.2925% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	1,700,000	(82,417)

TOTAL PUT SWAPTIONS			(183,040)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	1,800,000	(26,403)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.2925% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2032	1/13/22	1,700,000	(21,572)

TOTAL CALL SWAPTIONS			(47,975)

TOTAL WRITTEN SWAPTIONS			$(231,015)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	28	June 2021	$3,716,125	$(45,980)	$(45,980)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	254	June 2021	56,074,469	(47,205)	(47,205)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	268	June 2021	33,223,625	(270,632)	(270,631)
TOTAL FUTURES CONTRACTS					$(363,816)

The notional amount of futures purchased as a percentage of Net Assets is 19.6%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$9,856,000	$(6,120)	$0	$(6,120)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	2,696,000	(61,875)	0	(61,875)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2028	2,244,000	(97,593)	0	(97,593)
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	1,248,000	91,070	0	91,070

TOTAL INTEREST RATE SWAPS							$(74,518)	$0	$(74,518)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $300,633.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $191,114.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,851
Fidelity Securities Lending Cash Central Fund	535
Total	$3,386

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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